Other income and charges (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other income and charges
Accretion income on long-term floating rate notes (Note 21)	(5)	(6)	(3)
Gain in fair value of long-term floating rate notes (Note 21)	(10)	(3)	(6)
Net loss on repurchase of debt (Note 20)	10		17
Other foreign exchange losses (gains)	3	(10)	(1)
Foreign exchange loss (gain) on long-term debt	3	(2)	(4)
Advisory fees	6
Other	11	9	9
Total other income and charges	18	(12)	12